Non-current interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Non-current interest-bearing loans and borrowings [Abstract]
Non-current interest-bearing loans and borrowings
	2021	2020
	£’000	£’000
Long-term borrowings	37,226	36,654
	37,226	36,654